Long-Term Debt and Borrowing Arrangements (Details) - Schedule of Related Party Revolving Credit Arrangements (Parentheticals) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Due December 2026 [Member]
Line of Credit Facility [Line Items]
Revolving credit arrangement	$ 10	$ 10